Note 6 - Vessels and Advances, Net (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule Vessels and Advances, Net [Table Text Block]
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2018	$2,595,768	$(1,016,259)	$1,579,509
Depreciation	-	(82,434)	(82,434)
Vessel acquisitions, advances and other vessels’ costs	723,544	-	723,544
Disposals, transfers and other movements	(20,001)	6,168	(13,833)
Balance, December 31, 2018	$3,299,311	$(1,092,525)	$2,206,786
Depreciation	-	(102,101)	(102,101)
Vessel acquisitions, advances and other vessels’ costs	371,978	-	371,978
Disposals, transfers and other movements	(97,538)	52,705	(44,833)
Balance, December 31, 2019	$3,573,751	$(1,141,921)	$2,431,830